UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   August 5, 2009

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  58577

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  COM              00724F101     1416    50045 SH       SOLE                    50045
Alcon                          COM              H01301102     1280    11020 SH       SOLE                    11020
Altria Group                   COM              02209S103      243    14800 SH       SOLE                    14800
America Movil                  COM              02364W105     1549    40010 SH       SOLE                    40010
American Tower                 COM              029912201     2514    79745 SH       SOLE                    79745
Amphenol                       COM              032095101     1983    62680 SH       SOLE                    62680
Apple Computer                 COM              037833100     1705    11970 SH       SOLE                    11970
Autodesk                       COM              052769106     1056    55650 SH       SOLE                    55650
Baxter International           COM              071813109     2459    46440 SH       SOLE                    46440
Berkshire Hathaway B           COM              084670207     2192      757 SH       SOLE                      757
Boardwalk Pipeline Partners    COM              096627104      237    10500 SH       SOLE                    10500
CVS Caremark                   COM              126650100     2566    80505 SH       SOLE                    80505
Cerner                         COM              156782104     1288    20680 SH       SOLE                    20680
Cisco Systems                  COM              17275R102     2426   130065 SH       SOLE                   130065
Colgate Palmolive              COM              194162103     2403    33975 SH       SOLE                    33975
ConocoPhillips                 COM              20825C104      496    11800 SH       SOLE                    11800
Danaher                        COM              235851102     2625    42510 SH       SOLE                    42510
Diageo                         COM              25243Q205     2188    38210 SH       SOLE                    38210
EOG Resources                  COM              26875P101     1422    20933 SH       SOLE                    20933
Enbridge                       COM              29250N105     2050    59020 SH       SOLE                    59020
Enbridge Energy Partners       COM              29250R106      222     5750 SH       SOLE                     5750
Enterprise Products Prtnrs     COM              293792107      299    12000 SH       SOLE                    12000
Exxon Mobil                    COM              30231G102      213     3050 SH       SOLE                     3050
Franklin Resources             COM              354613101     1294    17975 SH       SOLE                    17975
General Electric               COM              369604103      176    15050 SH       SOLE                    15050
Genzyme                        COM              372917104     2080    37355 SH       SOLE                    37355
JP Morgan Chase                COM              46625H100     1219    35745 SH       SOLE                    35745
Johnson & Johnson              COM              478160104     2902    51097 SH       SOLE                    51097
Kinder Morgan Energy LP        COM              494550106      256     5000 SH       SOLE                     5000
Kraft Foods                    COM              50075N104      359    14150 SH       SOLE                    14150
MICROS Systems                 COM              594901100     1208    47700 SH       SOLE                    47700
Merck                          COM              589331107      535    19150 SH       SOLE                    19150
Microsoft                      COM              594918104     1222    51420 SH       SOLE                    51420
Monsanto                       COM              61166W101     1480    19912 SH       SOLE                    19912
Nike                           COM              654106103      960    18540 SH       SOLE                    18540
Novo Nordisk                   COM              670100205     1369    25130 SH       SOLE                    25130
PepsiCo                        COM              713448108     2227    40525 SH       SOLE                    40525
Philip Morris International    COM              718172109      567    13000 SH       SOLE                    13000
Plains All Amer Pipeline LP    COM                             298     7000 SH       SOLE                     7000
Qiagen                         COM              N72482107      779    41907 SH       SOLE                    41907
Teppco Partners LP             COM                             224     7500 SH       SOLE                     7500
United Technologies            COM              913017109     2112    40655 SH       SOLE                    40655
VF Corp                        COM              918204108     1206    21780 SH       SOLE                    21780
Standard&Poors                                  78462F103     1271 13828.000SH       SOLE                13828.000